DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Restructuring Cost and Reserve [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

IB Acquisition Corp. f/k/a I-B Good Works 4 Corporation (the “Company”) is a blank check company originally incorporated under the laws of the State of Delaware on July 7, 2020 and which converted to a Nevada corporation on September 21, 2023 for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company has not selected any potential business combination target, and the Company has not, nor has anyone on its behalf, initiated any substantive discussions, directly or indirectly, with any potential business combination target with respect to an initial business combination with the Company. The Company’s investment strategy is not specific to any sector, however, the management team and board members believe there are compelling investment opportunities in a number of areas including consumer goods, sports and entertainment, and healthcare technology. The Company anticipates targeting companies domiciled in North America, Europe and Asia, with an enterprise value of at least $500 million.

As of March 31, 2026, the Company had not yet commenced any operations. All activity through March 31, 2026, relates to the Company’s formation, initial public offering (the “Initial Public Offering” as further defined below) and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income on cash and cash equivalents in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected September 30 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on March 25, 2024. On March 28, 2024, the Company consummated the Initial Public Offering of 11,500,000 units (the “Units”), which includes the full exercise by the underwriters of their over-allotment option in the amount of 1,500,000 Units, at a purchase price of $10.00 per Unit, generating gross proceeds of $115,000,000, which is discussed in Note 3. Each Unit consists of one share of the Company’s common stock, and one right. Each right entitles the holder thereof to receive one-twentieth (1/20) of one share of common stock upon the consummation of the Business Combination.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 610,500 Units (the “Private Placement Units”) at a price of $10.00 per Unit in a private placement to the Company’s sponsor, I-B Good Works 4, LLC (the “Sponsor”), which is an affiliate of I-Bankers Securities, Inc. (“I-Bankers”). The Private Placement Units are identical to the units sold in the Initial Public Offering. The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward completing a Business Combination.

Transaction costs amounted to $7,755,845 consisting of the fair value amount of $3,867,050 related with the issued representative shares, $3,450,000 of cash underwriting discount, and $438,795 of other offering costs.

The Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding any M&A fees (see Note 6) held in the Trust Account and taxes payable on the interest earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination. Upon the closing of the Initial Public Offering, management has agreed that $10.05 per Unit sold in the Initial Public Offering, including proceeds of the sale of the Private Placement Units, will be held in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

The Company will provide its stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.05 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. The shares of common stock were recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such completion of a Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination.

If the Company seeks stockholder approval in connection with a Business Combination, the initial stockholders, which are holders of the Founder Shares, have agreed to (i) waive their redemption rights with respect to their Private Placement Shares (as defined below) in connection with the completion of the Business Combination, (ii) waive their redemption rights with respect to their Founder Shares (defined below), Private Placement Shares (defined below) and any Public Shares they hold in connection with a stockholder vote to approve an amendment to the Company’s amended and restated articles of incorporation (a) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the Business Combination within the combination period or (b) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares and Private Placement Shares if the Company fails to complete the Business Combination within the combination period. In addition, the Sponsor has agreed to vote any Private Placement Shares held by it in favor of the Business Combination.

Additionally, each public stockholder may elect to redeem its Public Shares, irrespective of whether they vote for or against a proposed Business Combination.

Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s amended and restated articles of incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares.

The Company initially had until 18 months from the closing of the Initial Public Offering to complete a Business Combination, and further extended, as described below, to 30 months from the closing of the Initial Public Offering to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less up to $100,000 of interest to pay dissolution expenses, which shall be net of taxes payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Nevada law to provide for claims of creditors and the requirements of other applicable law.

The initial stockholders have agreed to waive their liquidation rights with respect to the Founder Shares and Private Placement Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The Underwriters will not receive their M&A fee (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.05).

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.05 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the Underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”), in connection with both our initial public offering and the business combination. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent auditors), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On September 22, 2025, the Company held a Special Meeting, and the stockholders approved the Company’s First Amendment to its Amended and Restated Articles of Incorporation (the “First Extension Amendment”). The First Extension Amendment, among other things, (i) extends the date by which the Company must consummate its initial business combination to March 28, 2026 or such later date as may be approved by the Company’s stockholders in accordance with its amended and restated articles of incorporation; (ii) provides that, prior to the earliest of the completion of a business combination, the redemption of 100% of the Offering Shares if the Company is unable to complete its initial Business Combination by March 28, 2026, and the redemption of shares in connection with a vote seeking to amend any provisions of the Company’s Amended and Restated Articles relating to stockholders’ rights or any pre-initial Business Combination activity, funds in the Company’s trust account will not be released, other than interest to pay franchise and income taxes; (iii) sets forth the redemption and liquidation procedures if the Company does not consummate a business combination by March 28, 2026; and (iv) provides public stockholders with the right to redeem their shares in connection with any amendment that modifies the substance or timing of the Company’s obligation to redeem 100% of the public shares if it has not consummated a business combination by March 28, 2026, or with respect to other material pre-business combination provisions, subject to the applicable redemption limitation.

In connection with the Special Meeting, stockholders holding 10,009,120 shares of the Company’s shares of common stock exercised their right to redeem their shares for cash at an approximate price of $10.60 per share of the funds in the Trust Account. As a result, approximately $106.1 million was removed from the Trust Account to pay such holders, leaving approximately $15.8 million remaining in the Trust Account on the date of redemption.

On March 25, 2026, the Company held a Special Meeting, and the stockholders approved the Company’s Second Amendment to its Amended and Restated Articles of Incorporation (the “Second Extension Amendment”). The Second Extension Amendment, among other things, (i) extends the date by which the Company must consummate its initial business combination to September 28, 2026 or such later date as may be approved by the Company’s stockholders in accordance with its amended and restated articles of incorporation; (ii) provides that, prior to the earliest of the completion of a business combination, the redemption of 100% of the Offering Shares if the Company is unable to complete its initial Business Combination by September 28, 2026, and the redemption of shares in connection with a vote seeking to amend any provisions of the Company’s Amended and Restated Articles relating to stockholders’ rights or any pre-initial Business Combination activity, funds in the Company’s trust account will not be released, other than interest to pay franchise and income taxes; (iii) sets forth the redemption and liquidation procedures if the Company does not consummate a business combination by September 28, 2026; and (iv) provides public stockholders with the right to redeem their shares in connection with any amendment that modifies the substance or timing of the Company’s obligation to redeem 100% of the public shares if it has not consummated a business combination by September 28, 2026, or with respect to other material pre-business combination provisions, subject to the applicable redemption limitation.

In connection with the Special Meeting, stockholders holding 731,741 shares of the Company’s shares of common stock exercised their right to redeem their shares for cash at an approximate price of $10.78 per share of the funds in the Trust Account. As a result, approximately $7.9 million was removed from the Trust Account to pay such holders, leaving approximately $8.2 million remaining in the Trust Account on the date of redemption.

Business Combination Agreement

On March 16, 2026, the Company entered into a Business Combination Agreement (the “BCA”) with GNQ Insilico Inc., a corporation formed under the federal laws of Canada (“GNQ”). Under the agreement, and subject to court approval and other closing conditions, GNQ Shareholders will receive the following consideration in exchange for their respective shares of capital stock of GNQ upon completion of the transaction:.

(i)	For each share of GNQ common stock (the “GNQ Common Shares”) held by eligible electing Canadian shareholders of GNQ (“Electing Shareholders”), the Electing Shareholder will receive a number of exchangeable shares in an indirect, wholly owned Canadian subsidiary of IB Acquisition (the “ExchangeCo Shares”) equal to the quotient obtained by dividing 50,000,000 by the Fully-Diluted GNQ Common Shares (as defined below) (the “GNQ Exchange Ratio”); and

(ii)	For each share of GNQ Common Shares held by all other shareholders of GNQ (“Non-Electing Shareholders”, and collectively with the Electing Shareholders, the “GNQ Shareholders”), such Non-Electing Shareholder will exchange their respective GNQ Common Shares for shares of SPAC Class A Common Stock equal to the GNQ Exchange Ratio (the “GNQ U.S. Shareholder Exchange” and, together with the other exchanges and subscriptions described above, the “Share Exchanges”).

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

In addition, under the BCA and the Arrangement:

(i)	All outstanding options to purchase shares of GNQ Common Shares (the “GNQ Options”) will be exchanged for options to purchase shares of SPAC Class A Common Stock under the GNQ 2026 Stock Incentive Plan (“Replacement Options”) and such resulting GNQ Common Shares shall be exchanged in the Share Exchanges;

(ii)	The GNQ Convertible Notes will be automatically converted into GNQ Common Shares immediately prior to the Arrangement Effective Time and such underlying GNQ Common Shares shall be exchanged in the Share Exchanges; and

(iii)	The GNQ Warrants will be exchanged for shares of SPAC Class A Common Stock (the “GNQ Warrants Exchange”).

Side Letter Agreement

Concurrently with the execution of the BCA, GNQ has also entered into a letter agreement (the “Side Letter Agreement”) with the Company pursuant to which the GNQ will complete a debt financing of 10% secured convertible promissory notes (“Convertible Notes”) and common share purchase warrants (“Warrants”) for aggregate gross proceeds of up to US$2,000,000 (the “Bridge Financing”). In connection with the execution of the BCA, an investor introduced by the Company purchased a Convertible Note for US$250,000 in aggregate principal amount of Convertible Notes. The Convertible Notes accrue on the outstanding principal balance at a rate of 10% per annum, calculated on the basis of a 360-day year and expire in six months from the date of issuance. At any time while the Convertible Notes remain outstanding, the holders may, at their option, elect to convert all or any portion of the aggregate principal amount outstanding under the Convertible Notes, together with any accrued and unpaid interest owing thereon, into that number of common shares in the capital of GNQ (“GNQ Common Shares”) as is equal to the quotient of (a) the aggregate principal amount outstanding under the Convertible Notes, together with any accrued and unpaid interest owing thereon as of the date immediately prior to conversion, divided by (b) a price per GNQ Common Share equal to 80% of the deemed price per GNQ Common Share as adjusted pursuant to the exchange ratio set forth in the BCA (the “Conversion Price”).

Each Convertible Note shall be accompanied by a five-year Warrant to purchase GNQ Common Shares, with the number of GNQ Common Shares determined by dividing (a) 100% of the principal amount of the Convertible Notes by (b) an assumed value for a GNQ Common Share to be agreed upon by the parties based on a discount to the US$10.00 reference value of a share of SPAC Class A Common Stock as set forth in the BCA. The Warrants are exercisable for a period of five years from the date of issuance, provided that, in the event that the Transaction is effected in advance of such expiry date, immediately prior to the effective time of the Transaction, the holders may elect to exercise the Warrants into GNQ Common Shares on a cashless basis. The exercise price under the Warrants will be equal to the Conversion Price.

Shareholder Support Agreement

Contemporaneously with the execution of the BCA, the Company, GNQ and certain GNQ shareholders entered into a Shareholder Support Agreement, pursuant to which, among other things, the GNQ shareholders party to such agreement agreed (i) to vote their GNQ shares in favor of the Arrangement and other resolutions needed to consummate the Arrangement and the other Transactions, and, subject to limited exceptions, to not transfer such shares, and (ii) to waive, and not to exercise, any dissent rights for GNQ shares in connection with the Arrangement. The GNQ shareholders party to the Shareholder Support Agreement collectively have a sufficient number of votes to approve the Arrangement.

The Shareholder Support Agreement and all of its provisions will terminate and be of no further force or effect upon the earlier of (i) the Closing, (ii) termination of the BCA pursuant to its terms, and (iii) a GNQ Modification in Recommendation made in connection with a Superior Proposal. Upon such termination of the Shareholder Support Agreement, all obligations of the parties under the Shareholder Support Agreement will terminate; provided, however, that such termination will not relieve any party thereto from liability arising in respect of any breach of the Shareholder Support Agreement prior to such termination.

Sponsor Support Agreement

Contemporaneously with the execution of the BCA, the Company entered into a Sponsor Support Agreement with the Sponsor and GNQ, pursuant to which, among other things, the Sponsor agreed (i) to vote its shares of SPAC Capital Stock in favor of the BCA and each of the Transaction Proposals, and to not transfer such shares, (ii) not to redeem any of its shares of IB Acquisition capital stock in connection with the Transactions, (iii) to waive its anti-dilution rights with respect to its shares of IB Acquisition common stock, under the IB Acquisition amended and restated articles of incorporation, and (iv) to subject certain of its shares of IB acquisition common stock to additional transfer restrictions and other conditions set forth in the Sponsor Support Agreement.

The Sponsor Support Agreement and certain of its provisions will terminate and be of no further force or effect upon the earlier to occur of Closing and termination of the BCA pursuant to its terms and, if the BCA is terminated pursuant to its terms, all provisions of the Sponsor Support Agreement will terminate and be of no further force or effect.

Lock-Up Agreement

Prior to the Closing, IB Acquisition will enter into separate Lock-Up Agreements (each a “Lock-Up Agreement”) with a number of GNQ shareholders and Sponsor pursuant to which the securities of IB Acquisition and ExchangeCo held by such holders will be locked-up and subject to transfer restrictions for a period of time following the Closing, as described below, subject to certain exceptions. The securities held by such GNQ shareholders will be locked-up until the earlier of: (i) six (6) months after the date of the Closing, and (ii) subsequent to the Closing, the date on which SPAC consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction that results in all of SPAC’s stockholders having the right to exchange their SPAC Common Stock for cash, securities or other property; provided, that if the closing trading price of the SPAC Common Stock on the stock exchange on which the SPAC Common Stock is listed exceeds US$12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 Trading Days within any 30-day Trading Day period, then Holder shall have the right to sell 50% of its SPAC Common Stock subject to applicable regulatory restrictions, and if the closing trading price of the SPAC Common Stock on the stock exchange on which the SPAC Common Stock is listed exceeds US$15.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 Trading Days within any 30-day Trading Day period, then Holder shall have the right to sell an the remaining 50% of its SPAC Common Stock subject to applicable regulatory restrictions.

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the recent escalation of the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

On July 4, 2025, the One Big Beautiful Bill Act (the “OBBBA”) was enacted into law in the United States. The significant provisions of OBBBA include the permanent extension and modification of certain provisions of the Tax Cuts and Jobs Act, including international tax provisions. The legislation has multiple effective dates, with certain provisions effective in 2025 and others implemented in later years. The Company is evaluating the provisions of OBBBA but it is not expected to have a material impact on the Company’s financial statements.

Excise Tax

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The IR Act applies only to repurchases that occur after December 31, 2022.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

During the second quarter of 2024, the Internal Revenue Service issued final regulations with respect to the timing and payment of the excise tax. These regulations provided that the filing and payment deadline for any liability incurred during the period from January 1, 2023 to December 31, 2023 would be October 31, 2024. The Company is currently evaluating its options with respect to this obligation. Any amount of such excise tax not paid in full will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.

In connection with the Special Meeting held on September 22, 2025, stockholders holding 10,009,120 shares of the Company’s shares of common stock exercised their right to redeem their shares for cash at an approximate price of $10.60 per share of the funds in the Trust Account. As a result, approximately $106.1 million was removed from the Trust Account to pay such holders, leaving approximately $15.8 million remaining in the Trust Account. This amount is subject to change to account for the payment of tax withdrawals. The Company has recorded 1% excise tax based on the amount redeemed or an aggregate amount of $1,061,310 excise tax payable.

In connection with the Special Meeting held on March 25, 2026, stockholders holding 731,741 shares of the Company’s shares of common stock exercised their right to redeem their shares for cash at an approximate price of $10.78 per share of the funds in the Trust Account. As a result, approximately $7.9 million was removed from the Trust Account to pay such holders, leaving approximately $8.2 million remaining in the Trust Account. This amount is subject to change to account for the payment of tax withdrawals. The Company has recorded 1% excise tax based on the amount redeemed or an aggregate amount of $78,866 excise tax payable. As of March 31, 2026 and September 30, 2025, the Company had $1,140,176 and $1,061,310, respectively, in the excise taxes payable, as presented in the accompanying balance sheets. The excise taxes payable are due on April 30, 2026.

Going Concern Consideration

As of March 31, 2026, the Company had $4,634 in cash, $0 in restricted cash and a working capital deficit of $1,551,227. In connection with the Company’s assessment of going concern considerations in accordance with the authoritative guidance in Financial Accounting Standard Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company currently lacks the liquidity it needs to sustain operations for a reasonable period of time, which is considered to be at least one year from the date that the financial statements are issued as it expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management plans to address this uncertainty through a Business Combination. There is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

IB Acquisition Corp. f/k/a I-B Good Works 4 Corporation (the “Company”) is a blank check company originally incorporated under the laws of the State of Delaware on July 7, 2020 and which converted to a Nevada corporation on September 21, 2023 for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company has not selected any potential business combination target, and the Company has not, nor has anyone on its behalf, initiated any substantive discussions, directly or indirectly, with any potential business combination target with respect to an initial business combination with the Company. The Company’s investment strategy is not specific to any sector, however, the management team and board members believe there are compelling investment opportunities in a number of areas including consumer goods, sports and entertainment, and healthcare technology. The Company anticipates targeting companies domiciled in North America, Europe and Asia, with an enterprise value of at least $500 million.

As of September 30, 2025, the Company had not yet commenced any operations. All activity through September 30, 2025, relates to the Company’s formation, initial public offering (the “Initial Public Offering” as further defined below) and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income on cash and cash equivalents in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected September 30 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on March 25, 2024. On March 28, 2024, the Company consummated the Initial Public Offering of 11,500,000 units (the “Units”), which includes the full exercise by the underwriters of their over-allotment option in the amount of 1,500,000 Units, at a purchase price of $10.00 per Unit, generating gross proceeds of $115,000,000, which is discussed in Note 3. Each Unit consists of one share of the Company’s common stock, and one right. Each right entitles the holder thereof to receive one-twentieth (1/20) of one share of common stock upon the consummation of the Business Combination.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 610,500 Units (the “Private Placement Units”) at a price of $10.00 per Unit in a private placement to the Company’s sponsor, I-B Good Works 4, LLC (the “Sponsor”), which is an affiliate of I-Bankers Securities, Inc. (“I-Bankers”). The Private Placement Units are identical to the units sold in the Initial Public Offering. The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward completing a Business Combination.

Transaction costs amounted to $7,755,845 consisting of the fair value amount of $3,867,050 related with the issued representative shares, $3,450,000 of cash underwriting discount, and $438,795 of other offering costs.

The Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding any M&A fees (see note 6) held in the Trust Account and taxes payable on the interest earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination. Upon the closing of the Initial Public Offering, management has agreed that $10.05 per Unit sold in the Initial Public Offering, including proceeds of the sale of the Private Placement Units, will be held in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.

The Company will provide its stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.05 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. The shares of common stock were recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such completion of a Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination.

If the Company seeks stockholder approval in connection with a Business Combination, the initial stockholders, which are holders of the Founder Shares, have agreed to (i) waive their redemption rights with respect to their Private Placement Shares (as defined below) in connection with the completion of the Business Combination, (ii) waive their redemption rights with respect to their Founder Shares (defined below), Private Placement Shares (defined below) and any Public Shares they hold in connection with a stockholder vote to approve an amendment to the Company’s amended and restated articles of incorporation (a) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the Business Combination within the combination period or (b) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares and Private Placement Shares if the Company fails to complete the Business Combination within the combination period. In addition, the Sponsor has agreed to vote any Private Placement Shares held by it in favor of the Business Combination.

Additionally, each public stockholder may elect to redeem its Public Shares, irrespective of whether they vote for or against a proposed Business Combination.

Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s amended and restated articles of incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares.

The Company initially had until 18 months from the closing of the Initial Public Offering to complete a Business Combination, and further extended, as described below, to 24 months from the closing of the Initial Public Offering to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less up to $100,000 of interest to pay dissolution expenses, which shall be net of taxes payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Nevada law to provide for claims of creditors and the requirements of other applicable law.

The initial stockholders have agreed to waive their liquidation rights with respect to the Founder Shares and Private Placement Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The Underwriters will not receive their M&A fee (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.05).

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.05 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the Underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”), in connection with both our initial public offering and the business combination. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent auditors), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On September 22, 2025, the Company held the Special Meeting and the stockholders approved the Company’s First Amendment to its Amended and Restated Articles of Incorporation (the “Extension Amendment”). The Extension Amendment, among other things, (i) extends the date by which the Company must consummate its initial business combination to March 28, 2026 or such later date as may be approved by the Company’s stockholders in accordance with its amended and restated articles of incorporation; (ii) provides that, prior to the earliest of the completion of a business combination, the redemption of 100% of the Offering Shares if the Company is unable to complete its initial Business Combination by March 28, 2026, and the redemption of shares in connection with a vote seeking to amend any provisions of the Company’s Amended and Restated Articles relating to stockholders’ rights or any pre-initial Business Combination activity, funds in the Company’s trust account will not be released, other than interest to pay franchise and income taxes; (iii) sets forth the redemption and liquidation procedures if the Company does not consummate a business combination by the March 28, 2026; and (iv) provides public stockholders with the right to redeem their shares in connection with any amendment that modifies the substance or timing of the Company’s obligation to redeem 100% of the public shares if it has not consummated a business combination by March 28, 2026, or with respect to other material pre-business combination provisions, subject to the applicable redemption limitation.

In connection with the Special Meeting, stockholders holding 10,009,120 shares of the Company’s shares of common stock exercised their right to redeem their shares for cash at an approximate price of $10.60 per share of the funds in the Trust Account. As a result, approximately $106.1 million was removed from the Trust Account to pay such holders, leaving approximately $15.8 million remaining in the Trust Account. This amount is subject to change to account for the payment of tax withdrawals.

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the recent escalation of the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

On July 4, 2025, the One Big Beautiful Bill Act (the “OBBBA”) was enacted into law in the United States. The significant provisions of OBBBA include the permanent extension and modification of certain provisions of the Tax Cuts and Jobs Act, including international tax provisions. The legislation has multiple effective dates, with certain provisions effective in 2025 and others implemented in later years. The Company is evaluating the provisions of OBBBA but it is not expected to have a material impact on the Company’s financial statements.

Excise Tax

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The IR Act applies only to repurchases that occur after December 31, 2022.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

During the second quarter of 2024, the Internal Revenue Service issued final regulations with respect to the timing and payment of the excise tax. These regulations provided that the filing and payment deadline for any liability incurred during the period from January 1, 2023 to December 31, 2023 would be October 31, 2024. The Company is currently evaluating its options with respect to this obligation. Any amount of such excise tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.

In connection with the Special Meeting held on September 22, 2025, stockholders holding 10,009,120 shares of the Company’s shares of common stock exercised their right to redeem their shares for cash at an approximate price of $10.60 per share of the funds in the Trust Account. As a result, approximately $106.1 million was removed from the Trust Account to pay such holders, leaving approximately $15.8 million remaining in the Trust Account. This amount is subject to change to account for the payment of tax withdrawals. The Company has recorded 1% excise tax based on the amount redeemed or an aggregate amount of $1,061,310 excise tax payable. As of September 30, 2025 and September 30, 2024, the Company’s aggregate excise tax payable amounted to $1,061,310 and $0, respectively.

Going Concern Consideration

As of September 30, 2025, the Company had $428,700 in cash, $787,365 in restricted cash and a working capital deficit of $588,202. In connection with the Company’s assessment of going concern considerations in accordance with the authoritative guidance in Financial Accounting Standard Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company currently lacks the liquidity it needs to sustain operations for a reasonable period of time, which is considered to be at least one year from the date that the financial statements are issued as it expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management plans to address this uncertainty through a Business Combination. There is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

1.	Organization and Nature of Operations

GNQ Insilico Inc. (the “Company” or “GNQ”) was incorporated under the Canada Business Corporations Act on August 23, 2023, with its registered office located at 40 Temperance Street, Suite 3200, Bay Adelaide Centre – North Tower, Toronto ON M5H 0B4. Its principal office is located at #101-2275 Upper Middle Road East, Oakville, Ontario, L6H 0C3. These consolidated financial statements include the accounts of GNQ Insilico Inc. and its wholly-owned subsidiary, GNQ Insilico Inc., incorporated under the laws of California, United States, collectively referred to herein as the “Company” or “GNQ”.

GNQ is a precision medicine tech-bio company whose principal business activity is the development and commercialization of proprietary software platforms that leverage multi-omics data, causal artificial intelligence, and emerging quantum computing technologies to accelerate and de-risk drug discovery and early clinical development. The Company’s product, the GNQ Drug Assessment Platform, was successfully launched on September 13, 2025. This platform represents the first product release of the Company’s platform suite and marks the transition from the development stage to early revenue stage of operations. Revenues from the Drug Assessment Platform commenced during the three months ended March 31, 2026. The Company also continues development of additional offerings within the GNQ platform suite as at March 31, 2026 (see Note 9 – Intangible Under Development).

1.	Organization and Nature of Operations

GNQ Insilico Inc. (the “Company” or “GNQ”) was incorporated under the Canada Business Corporations Act on August 23, 2023, with its registered office located at 40 Temperance Street, Suite 3200, Bay Adelaide Centre – North Tower, Toronto ON M5H 0B4. Its principal office is located at #101-2275 Upper Middle Road East, Oakville, Ontario, L6H 0C3. These consolidated financial statements include the accounts of GNQ Insilico Inc. and its wholly-owned subsidiary, GNQ Insilico Inc., incorporated under the laws of California, United States, collectively referred to herein as the “Company”.

GNQ Insilico Inc. is a precision medicine tech-bio company whose principal business activity is the development and commercialization of proprietary software platforms that leverage multi-omics data, causal artificial intelligence, and emerging quantum computing technologies to accelerate and de-risk drug discovery and early clinical development. The Company’s product, the GNQ Drug Assessment Platform (the “DAP”), was successfully launched on September 13, 2025. GNQ’s DAP represents the first product release of the Company’s platform suite and marks the transition from the development stage to early revenue stage of operations. Revenues from DAP commenced in the first quarter of the fiscal year ending December 31, 2026. No revenues have been recognized in the financial statements for the year ended December 31, 2025. The Company also continues development of additional offerings within the GNQ platform suite as at December 31, 2025 (see Intangible under development, Note 6).